EXHIBIT 99.7

AMC DATA COMPARE REPORT

Exhibit 99.7

Data Compare Summary (Total)

Run Date - 12/29/2025 4:27:02 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	158	0.00%	158
City	0	158	0.00%	158
State	0	158	0.00%	158
Zip	0	158	0.00%	158
Borrower First Name	0	158	0.00%	158
Borrower Last Name	0	158	0.00%	158
Borrower SSN	1	158	0.63%	158
Coborrower First Name	2	112	1.79%	158
Coborrower Last Name	1	112	0.89%	158
Coborrower SSN	0	112	0.00%	158
Note Date	0	158	0.00%	158
Original Loan Amount	2	158	1.27%	158
Original Term	0	121	0.00%	158
Amortization Term	0	52	0.00%	158
Representative FICO	1	158	0.63%	158
Occupancy	0	158	0.00%	158
Purpose	0	157	0.00%	158
# of Units	0	158	0.00%	158
Refi Purpose	41	50	82.00%	158
Appraisal Effective Date	7	8	87.50%	158
Originator Loan Designation	0	130	0.00%	158
Borrower Self-Employed?	4	143	2.80%	158
Coborrower Self-Employed?	1	102	0.98%	158
Borrower FTHB	15	62	24.19%	158
Coborrower FTHB	0	42	0.00%	158
Has FTHB	3	18	16.67%	158
Borrower Birth Date	0	158	0.00%	158
Coborrower Birth Date	9	112	8.04%	158
MERS Min Number	0	158	0.00%	158
Borrower Mailing Street	55	158	34.81%	158
Borrower Mailing City	37	158	23.42%	158
Borrower Mailing State	5	158	3.16%	158
Borrower Mailing Zip	47	158	29.75%	158
Coborrower Mailing Street	13	112	11.61%	158
Coborrower Mailing City	10	112	8.93%	158
Coborrower Mailing State	0	112	0.00%	158
Coborrower Mailing Zip	11	112	9.82%	158
Property Type	4	156	2.56%	158
Lien Position	0	40	0.00%	158
Original CLTV	0	157	0.00%	158
Original LTV	0	157	0.00%	158
Prepayment Penalty	0	55	0.00%	158
LTV Valuation Value	1	136	0.74%	158
Investor: Qualifying Total Debt Ratio	3	156	1.92%	158
Original Interest Rate	0	156	0.00%	158
Appraisal Date	3	3	100.00%	158
Appraised Value	0	21	0.00%	158
Contract Sales Price	1	1	100.00%	158
Borrower Citizenship	4	141	2.84%	158
Coborrower Citizenship	16	100	16.00%	158
Amortization Type	0	155	0.00%	158
Originator Application Date	0	4	0.00%	158
Origination Channel	26	114	22.81%	158
Borrower Middle Name	54	69	78.26%	158
Escrow Account	26	128	20.31%	158
First Payment Date	3	152	1.97%	158
Creditor Application Date	1	4	25.00%	158
Coborrower Middle Name	37	45	82.22%	158
Original P&I	0	54	0.00%	158
Maturity Date	0	49	0.00%	158
Total	444	6,678	6.65%	158